Property, plant and equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant, and Equipment Disclosure [Line Items]
Cost of plant in service	$ 546,332	$ 493,570
Accumulated depreciation related to commonly owned facilities	42,476	8,578
Expenditures	75,427	79,657
Contribution received	6,057	12,742
Generation
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	104,107	113,822
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	34,916	34,908
Depreciation expense	1,987	1,633
Distribution
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	1,383,960	1,341,716
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	69,960	28,809
Liberty Utilities Group
Property, Plant, and Equipment Disclosure [Line Items]
Cost of distribution assets	3,076	3,076
Accumulated depreciation	669	$ 336
Liberty Utilities Group
Property, Plant, and Equipment Disclosure [Line Items]
Expansion costs	$ 1,000